Financial Risk Management - Credit Risk - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Income taxes refundable	$ 58.3	$ 88.7
Proceeds from issue of bonds, notes and debentures	2,545.7	287.2
Assets associated with unit-linked insurance products	637.1	0.0
Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	58,343.0	$ 48,517.3
Capital And Surplus Requirement	$ 500.0
Investment grade or better | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	65.10%	80.30%
AA or better | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	39.10%	27.00%
AAA/Aaa | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	36.10%	22.10%
A/A | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	12.80%	25.10%
BBB/Baa | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	13.20%	28.20%
BB/Ba | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	12.40%	3.20%
Unrated | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	21.30%	15.80%
Cash and short term investments | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 22,795.5	$ 13,920.6
Financial assets pledged as liabilities	14.3	$ 116.4
Bonds, U.S. treasury | AAA/Aaa
Disclosure of credit risk exposure [line items]
Net purchases of bonds	915.7
Bonds, Canadian government | AAA/Aaa
Disclosure of credit risk exposure [line items]
Net purchases of bonds	$ 617.3
Other than U.S., U.K., German, and Canadian sovereign government | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	6.50%	8.00%
Maximum exposure to credit risk	$ 3,444.5	$ 3,474.4
Largest single issuer of corporate bonds | Credit risk | Blackberry Limited
Disclosure of credit risk exposure [line items]
Risk exposure percentage	1.00%
Maximum exposure to credit risk	$ 535.1
Largest single issuer of corporate bonds | Credit risk | Atlas
Disclosure of credit risk exposure [line items]
Risk exposure percentage		1.30%
Maximum exposure to credit risk		$ 575.9
Government securities | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets pledged as liabilities	125.7	12.9
Recoverable from reinsurers | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 12,090.5	$ 10,533.2
Recoverable from reinsurers | A Plus | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	7.50%	8.00%
Bonds, Corporate and other | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 6,873.9	$ 11,848.3
Bonds, Corporate and other | AAA/Aaa
Disclosure of credit risk exposure [line items]
Proceeds from sale of bonds	289.7
Bonds, Corporate and other | A/A
Disclosure of credit risk exposure [line items]
Proceeds from sale of bonds	2,192.6
Bonds, Corporate and other | BBB/Baa
Disclosure of credit risk exposure [line items]
Proceeds from sale of bonds	2,763.2
Bonds, Corporate and other | BB/Ba
Disclosure of credit risk exposure [line items]
Net purchases of bonds	826.9
Bonds, Corporate and other | Unrated
Disclosure of credit risk exposure [line items]
Net purchases of bonds	$ 826.9
Canada and United States | Cash and short term investments | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	82.70%	86.70%
Europe | Cash and short term investments | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	14.90%	10.20%
Other foreign countries | Cash and short term investments | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	2.40%	3.10%